Contents of Significant Accounts - Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets (Detail)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Of Plan Assets [Abstract]
Cash	21.00%	21.00%
Equity instruments	47.00%	46.00%
Debt instruments	21.00%	23.00%
Others	11.00%	10.00%